AMERITAS LIFE INSURANCE CORP. ("Ameritas"

              AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                             ("Separate Accounts")

                                 Supplement to
           Ameritas Low-Load Survivorship Variable Universal Life and
                       Ameritas No-Load Variable Annuity
                         Prospectuses Dated May 1, 2001
                       Supplement Dated November 7, 2001


Effective November 1, 2001, Calvert Variable Series, Inc. approved a change in the investment subadvisor for the Ameritas Small Capitalization Portfolio from Fred Alger Management, Inc. ("Fred Alger") to John McStay Investment Counsel ("McStay"). Therefore, the Ameritas Prospectuses listed above are amended by replacing all references for the Ameritas Small Capitalization subadviser from "Fred Alger" to "McStay."


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR VARIABLE POLICY ISSUED BY AMERITAS LIFE INSURANCE CORP. IF YOU DO NOT HAVE A CURRENT PROSPECTUS, PLEASE CONTACT AMERITAS AT 1-800-255-9678.